FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       November 12, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting  manager are reported in this report.)

[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        79

Form 13F Information Table Value Total:
                                                         $167,639 (thousands)
List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name



                                                                Value    Shares/  Sh/  Put/ Invstmt  Other       Voting Authority
Name of Issuer                     Title of class    CUSIP    (x$1000)   Prn Amt  Prn  Call Dscretn  Managers  Sole   Shared   None
------------------------------     --------------  ---------  --------  --------  ---  ---- -------  --------  -----  ------  ------

Alderwoods Group, Inc.             COM             014383103     2008    308900   SH        Sole               308900
Alleghany Corp Del                 COM             017175100     1648      8695   SH        Sole                 8695
Aon Corporation                    COM             037389103     2049    100000   SH        Sole               100000
Associated  Banc Corp.             COM             045487105      601     18939   SH        Sole                18939
At&t Wireless Svcs Inc             COM             00209A106      289     70200   SH        Sole                70200
Avici Sys Inc.                     COM             05367L109       91    145981   SH        Sole               145981
Baldwin & Lyons Inc                CL B            057755209     1048     47932   SH        Sole                47932
Bank Mut Corp                      COM             063748107     2828    139733   SH        Sole               139733
Bank Utd Corp Litigatn Cont        RIGHT           065416117        3     55000   SH        Sole                55000
Barrick Gold Corp                  COM             067901108     4172    268278   SH        Sole               268278
Camden Natl Corp                   COM             133034108      677     26020   SH        Sole                26020
Capitol Fed Finl                   COM             14057C106     7211    325413   SH        Sole               325413
Cardinal Health Inc                COM             14149Y108      933     15000   SH        Sole                15000
Catalytica Energy Sys Inc          COM             148884109      465    134100   SH        Sole               134100
Charter Finl Corp West Pt Ga       COM             16122M100    13016    463869   SH        Sole               463869
Chevrontexaco Corp.                COM             166764100     4789     69153   SH        Sole                69153
Chiquita Brands Intl Inc           COM             170032106     1281     82900   SH        Sole                82900
Ciena Corp.                        COM             171779101      966    325417   SH        Sole               325417
Cincinnati Finl Corp.              COM             172062101    14454    406247   SH        Sole               406247
Commercial Federal                 COM             201647104      283     12991   SH        Sole                12991
CONOCOPHILLIPS                     COM             20825C104      370      8000   SH        Sole                 8000
Corvis Corp.                       COM             221009103      443    777259   SH        Sole               777259
Deutsche Telekom AG                SPNSRD ADR      251566105     1122    135691   SH        Sole               135691
Dutchfork Banc Shares Inc          COM             26704P108     1148     44400   SH        Sole                44400
Edison Intl                        COM             281020107      990     99000   SH        Sole                99000
Elan PLC                           ADR             284131208      136     70500   SH        Sole                70500
Empire Federal Bancorp Inc         COM             291657104     1268     70716   SH        Sole                70716
Enpro Inds Inc                     COM             29355X107     3449   1005500   SH        Sole              1005500
Erie Indty Co                      CL A            29530P102    30369    728961   SH        Sole               728961
Fair Isaac & Co Inc                COM             303250104     3686    112727   SH        Sole               112727
First Banctrust Corp               COM             31868F102      882     55100   SH        Sole                55100
First Ctzns Bancshares Inc N       CL A            31946M103     1207     11709   SH        Sole                11709
First Fed Bankshares Inc Del       COM             32020V100     2145    149604   SH        Sole               149604
FloridaFirst Bancorp Inc New       COM             343258109      236     13407   SH        Sole                13407
F M C Corp                         COM NEW         302491303      715     27700   SH        Sole                27700
FMC Technologies Inc               COM             30249U101     1123     67000   SH        Sole                67000
General Elec Co.                   COM             369604103     1736     70433   SH        Sole                70433
Genesis Microchip Inc. Del         COM             37184C103      690     90024   SH        Sole                90024
Gouverneur Bancorp                 COM             383584109      374     36300   SH        Sole                36300
Hudson City Bancorp                COM             443683107      630     38800   SH        Sole                38800
Huttig Bldg Prods Inc              COM             448451104      826    243700   SH        Sole               243700
Imagistics International Inc       COM             45247T104     4905    282700   SH        Sole               282700
JDS Uniphase Corp                  COM             46612J101      189     97000   SH        Sole                97000
Johnson & Johnson                  COM             478160104     2727     50427   SH        Sole                50427
Joy Global Inc                     COM             481165108      347     41824   SH        Sole                41824
Liberte Invs Inc Del               COM             530154103       93     23017   SH        Sole                23017
Liberty Bancorp Inc N J            COM             529905101     1008     38700   SH        Sole                38700
Liquid Audio Inc                   COM             53631T102     1670    642153   SH        Sole               642153
Magellan Health Svcs Inc           COM             559079108       21     80100   SH        Sole                80100
Monarch Community Bancorp          COM             609045109      235     22900   SH        Sole                22900
Neomagic Corp                      COM             640497103      438    421275   SH        Sole               421275
New York Cmnty Bancorp Inc         COM             649445103     3229    114622   SH        Sole               114622
Nicor Inc                          COM             654086107     6731    238700   SH        Sole               238700
Northwest Bancorp Inc PA           COM             667328108     2496    196071   SH        Sole               196071
Octel Corp                         COM             675727101     6840    362100   SH        Sole               362100
Openwave Sys Inc                   COM             683718100       14     22546   SH        Sole                22546
Pathfinder Bancorp Inc.            COM             70320A103      699     55900   SH        Sole                55900
Paypal Inc                         COM             704508100     2096    100228   SH        Sole               100228
Pride Intl Inc Del                 COM             74153Q102     1186     91200   SH        Sole                91200
Rayovac Corp                       COM             755081106      196     16100   SH        Sole                16100
Redwood Tr Inc.                    COM             758075402      962     35200   SH        Sole                35200
River Vy Bancorp                   COM             768475105     1207     46200   SH        Sole                46200
Rockwell Collins Inc               COM             774341101      307     14000   SH        Sole                14000
Sanmina Sci Corp.                  COM             800907107     1016    366879   SH        Sole               366879
Solectron  Corp                    COM             834182107      118     56160   SH        Sole                56160
Sound Fed Bancorp                  COM             83607T109      270     10001   SH        Sole                10001
Telephone & Data Sys Inc           COM             879433100     1040     20613   SH        Sole                20613
Texas Instrs Inc                   COM             882508104      278     18850   SH        Sole                18850
Union Cmnty Bancorp                COM             906054101      584     41676   SH        Sole                41676
Verisign Inc                       COM             92343E102      472     93557   SH        Sole                93557
Veritas Software Co                COM             923436109      249     16963   SH        Sole                16963
Vyyo Inc                           COM NEW         918458209      269    115845   SH        Sole               115845
Washington Mut Inc                 COM             939322103     3139     99750   SH        Sole                99750
Webster City Fed Bancorp           COM             947692109      566     30600   SH        Sole                30600
Westfield Financial Inc            COM             96008D101     1194     79115   SH        Sole                79115
Willow Grove Bancorp Inc           COM             97111W101     1842    156109   SH        Sole               156109
Xcel Energy Inc                    COM             98389B100     6145    660000   SH        Sole               660000